INVESTMENT ADVISER
 James Investment Research, Inc.
            P.O. Box 8
        Alpha, Ohio 45301                                JAMES
      jamesfunds@jir-inc.com                           ADVANTAGE
                o                                        FUNDS
            CUSTODIAN
       Firstar Bank, N. A.                          Advised by James
        425 Walnut Street                      Investment Research, Inc.
      Cincinnati, Ohio 45202
                o                                          o
          TRANSFER AGENT
  Integrated Fund Services, Inc.                      June 30, 2000
        312 Walnut Street                             Annual Report
      Cincinnati, Ohio 45202                           (Unaudited)
                o
       INDEPENDENT AUDITORS                                o
      Deloitte & Touche LLP
   1700 Courthouse Plaza, N.E.
        Dayton, Ohio 45402                       THE GOLDEN RAINBOW FUND
                o
           DISTRIBUTOR                          THE JAMES SMALL CAP FUND
    CW Fund Distributors, Inc.
        312 Walnut Street                     THE JAMES MARKET NEUTRAL FUND
      Cincinnati, Ohio 45202
                o                             THE JAMES LARGE CAP PLUS FUND
          LEGAL COUNSEL
Brown, Cummins & Brown Co. L.P.A.
         3500 Carew Tower
      Cincinnati, Ohio 45202

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

There is often a lot of wisdom in old sayings. And so it appears that the last fiscal year bore out the wisdom behind "for everything there is a season". The year began with the same rabid bull market in technology stocks and ended with many of these hot stocks in ashes. Long overlooked areas, such as chemical companies, utilities and even bonds returned to favor. As our fiscal year ended, our various funds were working together to provide our shareholders with a well rounded and prudent approach to investing.

THE MARKET OVER THE PAST YEAR

There was something for everyone over this 12 month period. The technology heavy NASDAQ roared ahead until this Spring, then fell like Icarus with wax wings melted from the heat of the sun. Beware the Ides of March, Icarus! Out of favor basic materials lagged through 1999, but came alive in 2000. Energy stocks got a boost from higher oil prices, in spite of the doubts put forth by the pundits. Semi-conductor stocks went in and out of favor so many times that portfolio managers needed neck braces. Generic drug companies performed well, while large drug companies struggled. This was truly a period when sectors and industries and quality were important.

INVESTMENT GOALS AND OBJECTIVES

The goals of the James Advantage Funds are varied, but intended to complement each other. The Golden Rainbow remains a conservative fund with preservation of capital as a major objective. It is intended to be a solid core part of a larger portfolio. The Large Cap Plus and Small Cap Funds are designed to take on greater amounts of risk. An investor with shares of the Golden Rainbow may want to discuss adding shares of these two funds for stronger returns in bull markets. The Market Neutral Fund is designed to take advantage of the extremes in valuations which have become common in the markets. Its ability to sell stocks short can provide an opportunity to show positive returns even when the overall market is going down. The Funds fit together and various combinations can be used to create the right amount of risk for different investors.

INVESTMENT PHILOSOPHY

Value oriented styles began to perform better as internet hype declined. Stocks with strong earnings, good management and strong earnings growth began to outperform the broader market. James Investment Research, Inc., the Advisor to the Funds, maintained a disciplined strategy throughout the year. The Funds did not join in the herd mentality that pushed the price of certain internet stocks to the stars, even as their losses continued to grow. Our focus on sustainable earnings and realistic prices was a major factor in the Funds' performances.

FUND PERFORMANCE

THE GOLDEN RAINBOW FUND

The Golden Rainbow's heavy dependence on bonds pulled returns down over the first six months of the fiscal year, but added value in the second half. This is when the high credit quality of the bond portfolio was especially helpful, as Treasury securities outperformed lower quality bonds. The 4.98% total return (before sales load, if applicable) reflects the conservative posture of this Fund. The benchmark (a blend of the S&P500, the Russell 2000 and the Lehman Intermediate Government/Credit indices) outperformed the Fund, posting a 9.33% return. The Advisor continues to believe that conservative management is the desire of the shareholders of this Fund, and will continue to manage with preservation of capital and income, as well as growth, as the objectives.

THE LARGE CAP PLUS FUND

For those with more aggressive needs, the Large Cap Plus was a good choice. This Fund returned 36.50% since its inception in November 1999, versus only 7.60% for its benchmark, the S&P500. The Fund's non-diversified structure allowed it to concentrate in those sectors where growth was strongest, Technology and Energy. The continued success of the Fund will depend on its ability to discern those sectors where growth is the strongest.

THE SMALL CAP FUND

James Small Cap Fund lost 10.61% over the year ending June 30, 2000 compared with a strong 14.32% return on the Russell 2000. Of course, it seemed like a tale of two Funds. In the first half of the fiscal year the Fund lost 14.66% while in the second half it advanced 4.74%. We think the additional research efforts of the Advisor are paying off and will help the Fund rebound to returns consistent with its potential.

THE MARKET NEUTRAL FUND

The high level of volatility in the markets over this year offered good opportunities for The Market Neutral strategy. This long/short fund was able to identify these opportunities and return 7.02% for the year, versus a 5.53% return on its benchmark, the 90-day U.S. Treasury Bill. The continued success of this Fund will depend on in its ability to identify overvalued stocks which are ripe for a correction and to identify undervalued stocks which have the potential to advance. The Advisor believes its proprietary model holds the key to this challenge.

EXPECTATIONS FOR THE FUTURE

With a Presidential election in full swing, it is difficult to forecast the future. Rising oil prices, the Fed's inflation fears and rapidly changing international dynamics make reading the crystal ball even more challenging. However, we believe our quantitative research and our dedication to customer service will be powerful weapons as we seek to achieve your objectives. Unlike Icarus, our wings are not held on by wax, but by the tried and true. We caution investors to be realistic in their expectations, to invest for the long run, and to look for a proven track record.

/s/ Thomas L. Mangan

Thomas L. Mangan
Vice President and Chief Financial Officer

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE GOLDEN RAINBOW FUND, STANDARD & POOR'S 500 INDEX
                         AND A BLENDED 25/25/50 INDEX(A)

                                [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
The Golden Rainbow Fund (Offer)                        $22,284
The Golden Rainbow Fund (Nav)                          $23,643
Standard & Poor's 500 Index                            $50,513
Blended 25/25/50 Index                                 $28,591

Past performance is not predictive of future performance.

--------------------------------------------------------------
                                The Golden Rainbow Fund
                             Average Annual Total Returns

                       1 Year     5 Years     Since Inception(B)
With Sales Load        -1.06%      7.99%            9.30%
Without Sales Load      4.98%      9.28%           10.02%
--------------------------------------------------------------

(A) The Blended Index is comprised of a 25% weighting in Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intermediate Government/Corporate Bond Index.

(B)  Fund inception was July 1, 1991.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE JAMES SMALL CAP FUND AND RUSSELL 2000 INDEX

                                [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
The James Small Cap Fund (Offer)                       $10,003
The James Small Cap Fund (Nav)                         $10,614
Russell 2000 Index                                     $15,098

Past performance is not predictive of future performance.

--------------------------------------------------------------
                            The James Small Cap Fund
                          Average Annual Total Returns

                         1 Year          Since Inception(A)
With Sales Load         -15.75%                0.02%
Without Sales Load      -10.61%                3.48%
--------------------------------------------------------------

(A)  Fund Inception was October 2, 1998.

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES MARKET NEUTRAL FUND AND 90-DAY TREASURY BILL INDEX

                                [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
The James Market Neutral Fund (Offer)                  $ 9,507
The James Market Neutral Fund (Nav)                    $10,087
90-Day Treasury Bill Index                             $10,898

Past performance is not predictive of future performance.

--------------------------------------------------------------
                          The James Market Neutral Fund
                          Average Annual Total Returns

                         1 Year          Since Inception(A)
With Sales Load           0.86%               -2.86%
Without Sales Load        7.02%                0.50%
--------------------------------------------------------------

(A)  Fund Inception was October 2, 1998.


          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE JAMES LARGE CAP PLUS FUND AND STANDARD & POOR'S 500 INDEX

                                [GRAPHIC OMITTED]

                                                         6/00
                                                         ----
The James Large Cap Plus Fund (Offer)                  $12,865
The James Large Cap Plus Fund (Nav)                    $13,650
Standard & Poor's 500 Index                            $10,760

Past performance is not predictive of future performance.

--------------------------------------------------------------
                          The James Large Cap Plus Fund
                                  Total Return

                         Since Inception(A)
With Sales Load              28.65%
Without Sales Load           36.50%
--------------------------------------------------------------

(A)  Fund Inception was November 1, 1999.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000
===========================================================================================================================
                                                              THE GOLDEN       THE JAMES        THE JAMES       THE JAMES
                                                               RAINBOW         SMALL CAP     MARKET NEUTRAL  LARGE CAP PLUS
                                                                 FUND            FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
    At amortized cost ...................................    $ 72,720,548    $  4,759,605     $  4,773,934     $  5,340,438
                                                             ============    ============     ============     ============
    At value (Note 1) ...................................    $ 82,841,737    $  5,291,876     $  5,400,047     $  6,244,903
Cash ....................................................          18,046           8,607           10,060          407,339
Segregated cash with brokers (Note 1) ...................              --              --        3,632,451               --
Receivable for capital shares sold ......................             596             300              200          148,125
Receivable for securities sold ..........................              --              --          100,144               --
Dividends and interest receivable .......................         720,497           1,268           12,833            2,505
Other assets ............................................           7,097           4,838            2,216           10,915
                                                             ------------    ------------     ------------     ------------
    TOTAL ASSETS ........................................      83,587,973       5,306,889        9,157,951        6,813,787
                                                             ------------    ------------     ------------     ------------
LIABILITIES
Securities sold short (proceeds $2,888,995) (Note 1) ....              --              --        2,400,420               --
Payable for capital shares redeemed .....................          99,057           1,200            6,359            1,136
Payable for securities purchased ........................         601,099          40,626           46,028          521,595
Dividends payable on securities sold short ..............              --              --            1,405               --
Accrued expenses:
    Management fees (Note 3) ............................          50,632           4,424            8,433            5,534
    12b-1 distribution and service fees (Note 3) ........          35,272           8,673            9,450            5,456
    Other ...............................................          47,684             773            1,684            1,234
                                                             ------------    ------------     ------------     ------------
    TOTAL LIABILITIES ...................................         833,744          55,696        2,473,779          534,955
                                                             ------------    ------------     ------------     ------------

NET ASSETS ..............................................    $ 82,754,229    $  5,251,193     $  6,684,172     $  6,278,832
                                                             ============    ============     ============     ============
NET ASSETS CONSIST OF:
Paid-in capital .........................................    $ 63,712,585    $  5,583,604     $  7,031,858     $  5,489,171
Undistributed net investment income .....................           9,029              --            4,326               --
Accumulated net realized gains (losses) from
    security transactions ...............................       8,911,426        (864,682)      (1,466,700)        (114,804)
Net unrealized appreciation on investments ..............      10,121,189         532,271        1,114,688          904,465
                                                             ------------    ------------     ------------     ------------
NET ASSETS ..............................................    $ 82,754,229    $  5,251,193     $  6,684,172     $  6,278,832
                                                             ============    ============     ============     ============
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value) (Note 1) .       5,004,020         495,043          688,692          459,820
                                                             ============    ============     ============     ============

Net asset value and redemption price per share (Note 1) $           16.54    $      10.61     $       9.71     $      13.65
                                                             ============    ============     ============     ============

Maximum offering price per share (Note 1) ...............    $      17.55    $      11.26     $      10.30     $      14.48
                                                             ============    ============     ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000
==========================================================================================================================
                                                            THE GOLDEN        THE JAMES        THE JAMES       THE JAMES
                                                             RAINBOW          SMALL CAP     MARKET NEUTRAL  LARGE CAP PLUS
                                                               FUND             FUND             FUND           FUND(A)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends .........................................    $    553,571     $     42,138     $     31,680     $      5,335
    Interest ..........................................       3,173,936            6,782          300,911            8,447
                                                           ------------     ------------     ------------     ------------
    TOTAL INVESTMENT INCOME ...........................       3,727,507           48,920          332,591           13,782
                                                           ------------     ------------     ------------     ------------
EXPENSES
    Management fees (Note 3) ..........................         703,102           56,431          111,254           31,797
    12b-1 distribution and service
      fees - Class A (Note 3) .........................         235,858           11,966           16,845            6,797
    Administration fees (Note 3) ......................          66,018               --               --               --
    Accounting services fees (Note 3) .................          32,500               --               --               --
    Postage and supplies ..............................          20,026               --               --               --
    Professional fees .................................          16,780               --               --               --
    Custodian fees and expenses .......................          19,042               --               --               --
    Transfer agent fees (Note 3) ......................          18,732               --               --               --
    Shareholder report printing and mailing ...........          14,117               --               --               --
    Trustees' fees ....................................           3,294            3,398            3,294            2,189
    Dividend expense on securities sold short .........              --               --           35,403               --
    Other expenses ....................................          25,193               --               --               --
                                                           ------------     ------------     ------------     ------------
         Total expenses before fee waivers ............       1,154,662           71,795          166,796           40,783
                                                           ------------     ------------     ------------     ------------
    Management fees waived (Note 3) ...................         (23,973)              --               --               --
    12b-1 distribution and service fees waived (Note 3)        (119,017)              --               --               --
                                                           ------------     ------------     ------------     ------------
         Total fee waivers ............................        (142,990)              --               --               --
                                                           ------------     ------------     ------------     ------------
         Net expenses .................................       1,011,672           71,795          166,796           40,783
                                                           ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ..........................       2,715,835          (22,875)         165,795          (27,001)
                                                           ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    Net realized gains (losses) from security
      transactions ....................................      11,212,626         (850,600)         641,027         (114,804)
    Net realized losses on closed short positions .....              --               --       (1,253,948)              --
    Net change in unrealized appreciation/depreciation
         on investments ...............................      (9,524,478)          38,127          819,546          904,465
                                                           ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS ...........................       1,688,148         (812,473)         206,625          789,661
                                                           ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS ...................................    $  4,403,983     $   (835,348)    $    372,420     $    762,660
                                                           ============     ============     ============     ============

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                              YEAR            YEAR
                                                                              ENDED           ENDED
                                                                            JUNE 30,        JUNE 30,
                                                                              2000            1999
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ............................................    $  2,715,835    $  3,260,385
    Net realized gains on investments ................................      11,212,626       6,108,860
    Net change in unrealized appreciation/depreciation on investments       (9,524,478)       (301,156)
                                                                          ------------    ------------
Net increase in net assets from operations ...........................       4,403,983       9,068,089
                                                                          ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income .............................      (2,736,391)     (3,303,746)
    Distributions from net realized gains ............................      (5,724,817)    (16,312,364)
                                                                          ------------    ------------
Decrease in net assets from distributions to shareholders ............      (8,461,208)    (19,616,110)
                                                                          ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold ........................................       4,759,979       7,395,720
    Net asset value of shares issued in reinvestment of distributions
      to shareholders ................................................       8,196,618      18,933,981
    Payments for shares redeemed .....................................     (33,947,586)    (40,073,518)
                                                                          ------------    ------------
Net decrease in net assets from capital share transactions ...........     (20,990,989)    (13,743,817)
                                                                          ------------    ------------

TOTAL DECREASE IN NET ASSETS .........................................     (25,048,214)    (24,291,838)

NET ASSETS
    Beginning of year ................................................     107,802,443     132,094,281
                                                                          ------------    ------------
    End of year ......................................................    $ 82,754,229    $107,802,443
                                                                          ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................    $      9,029    $     29,585
                                                                          ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
    Shares sold ......................................................         281,457         418,738
    Shares issued in reinvestment of distributions to shareholders ...         500,806       1,106,830
    Shares redeemed ..................................................      (2,017,962)     (2,251,386)
                                                                          ------------    ------------
    Net decrease in shares outstanding ...............................      (1,235,699)       (725,818)
    Shares outstanding, beginning of year ............................       6,239,719       6,965,537
                                                                          ------------    ------------
    Shares outstanding, end of year ..................................       5,004,020       6,239,719
                                                                          ============    ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                              YEAR            YEAR
                                                                              ENDED           ENDED
                                                                            JUNE 30,        JUNE 30,
                                                                              2000           1999(A)
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment loss ..............................................    $    (22,875)   $     (3,171)
    Net realized losses on investments ...............................        (850,600)        (14,082)
    Net change in unrealized appreciation/depreciation on investments           38,127         494,144
                                                                          ------------    ------------
Net increase (decrease) in net assets from operations ................        (835,348)        476,891
                                                                          ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Return of capital ................................................            --              (985)
                                                                          ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold ........................................       1,575,105       6,266,758
    Net asset value of shares issued in reinvestment of
      distributions to shareholders ..................................            --               985
    Payments for shares redeemed .....................................      (2,052,318)       (179,895)
                                                                          ------------    ------------
Net increase (decrease) in net assets from capital share transactions         (477,213)      6,087,848
                                                                          ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (1,312,561)      6,563,754

NET ASSETS
    Beginning of period ..............................................       6,563,754            --
                                                                          ------------    ------------
    End of period ....................................................    $  5,251,193    $  6,563,754
                                                                          ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
    Shares sold ......................................................         161,485         569,652
    Shares issued in reinvestment of distributions to shareholders ...            --                90
    Shares redeemed ..................................................        (219,628)        (16,556)
                                                                          ------------    ------------
    Net increase (decrease) in shares outstanding ....................         (58,143)        553,186
    Shares outstanding, beginning of period ..........................         553,186            --
                                                                          ------------    ------------
    Shares outstanding, end of period ................................         495,043         553,186
                                                                          ============    ============

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================
                                                                              YEAR            YEAR
                                                                              ENDED           ENDED
                                                                            JUNE 30,        JUNE 30,
                                                                              2000           1999(A)
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income ............................................    $    165,795    $     95,453
    Net realized gains (losses) from:
         Security transactions .......................................         641,027        (187,769)
         Closed short positions ......................................      (1,253,948)       (666,010)
    Net change in unrealized appreciation/depreciation on investments          819,546         295,142
                                                                          ------------    ------------
Net increase (decrease) in net assets from operations ................         372,420        (463,184)
                                                                          ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income .............................        (164,487)        (92,435)
                                                                          ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold ........................................       1,575,778       9,117,948
    Net asset value of shares issued in reinvestment of
      distributions to shareholders ..................................         164,142          92,407
    Payments for shares redeemed .....................................      (3,547,416)       (371,001)
                                                                          ------------    ------------
Net increase (decrease) in net assets from capital share transactions       (1,807,496)      8,839,354
                                                                          ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (1,599,563)      8,283,735

NET ASSETS
    Beginning of period ..............................................       8,283,735            --
                                                                          ------------    ------------
    End of period ....................................................    $  6,684,172    $  8,283,735
                                                                          ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................    $      4,326    $      3,018
                                                                          ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
    Shares sold ......................................................         169,202         918,724
    Shares issued in reinvestment of distributions to shareholders ...          17,677           9,721
    Shares redeemed ..................................................        (388,437)        (38,195)
                                                                          ------------    ------------
    Net increase (decrease) in shares outstanding ....................        (201,558)        890,250
    Shares outstanding, beginning of period ..........................         890,250            --
                                                                          ------------    ------------
    Shares outstanding, end of period ................................         688,692         890,250
                                                                          ============    ============

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                      PERIOD
                                                                       ENDED
                                                                     JUNE 30,
                                                                      2000(A)
--------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment loss .......................................    $    (27,001)
    Net realized losses on investments ........................        (114,804)
    Net change in unrealized appreciation/depreciation
      on investments ..........................................         904,465
                                                                   ------------
Net increase in net assets from operations ....................         762,660
                                                                   ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold .................................       5,958,176
    Payments for shares redeemed ..............................        (442,004)
                                                                   ------------
Net increase in net assets from capital share transactions ....       5,516,172
                                                                   ------------

TOTAL INCREASE IN NET ASSETS ..................................       6,278,832
                                                                   ------------
NET ASSETS
    Beginning of period .......................................            --
                                                                   ------------
    End of period .............................................    $  6,278,832
                                                                   ============
SUMMARY OF CAPITAL SHARE ACTIVITY
    Shares sold ...............................................         493,560
    Shares redeemed ...........................................         (33,740)
                                                                   ------------
    Net increase in shares outstanding ........................         459,820
    Shares outstanding, beginning of period ...................            --
                                                                   ------------
    Shares outstanding, end of period .........................         459,820
                                                                   ============
(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,
                                                            --------------------------------------------------------
                                                              2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...................       17.28    $  18.96    $  19.31    $  17.56    $  18.27
                                                            --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income ..............................        0.50        0.49        0.65        0.66        0.73
    Net realized and unrealized gains on investments ...        0.31        0.91        1.08        2.16        0.61
                                                            --------    --------    --------    --------    --------
Total from investment operations .......................        0.81        1.40        1.73        2.82        1.34
                                                            --------    --------    --------    --------    --------
Less distributions:
    From net investment income .........................       (0.50)      (0.49)      (0.65)      (0.68)      (0.74)
    From net realized gains on investments .............       (1.05)      (2.59)      (1.43)      (0.39)      (1.31)
                                                            --------    --------    --------    --------    --------
Total distributions ....................................       (1.55)      (3.08)      (2.08)      (1.07)      (2.05)
                                                            --------    --------    --------    --------    --------

Net asset value at end of year .........................    $  16.54    $  17.28    $  18.96    $  19.31    $  17.56
                                                            ========    ========    ========    ========    ========

Total return(A) ........................................       4.98%       7.97%       9.47%      16.55%       7.76%
                                                            ========    ========    ========    ========    ========

Net assets at end of year (000's) ......................    $ 82,754    $107,802    $132,094    $157,183    $184,307
                                                            ========    ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets(B) .........       1.07%       1.00%       1.08%       1.09%       1.06%

Ratio of net investment income to average net assets ...       2.86%       2.71%       3.29%       3.63%       4.01%

Portfolio turnover rate ................................         82%         38%         54%         56%         83%

(A)  Total returns exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.22%, 1.19%, 1.23%, 1.24% and 1.26% for the years ended June 30, 2000, 1999, 1998, 1997 and 1996, respectively (Note 3).

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
======================================================================================================
                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------
                                                                              YEAR            YEAR
                                                                              ENDED           ENDED
                                                                            JUNE 30,        JUNE 30,
                                                                              2000           1999(A)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............................    $      11.87    $      10.00
                                                                          ------------    ------------
Income (loss) from investment operations:
    Net investment loss ..............................................           (0.05)          (0.00)
    Net realized and unrealized gains (losses) on investments ........           (1.21)           1.87
                                                                          ------------    ------------
Total from investment operations .....................................           (1.26)           1.87
                                                                          ------------    ------------
Less distributions:
    Return of capital ................................................            --             (0.00)
                                                                          ------------    ------------

Net asset value at end of period .....................................    $      10.61    $      11.87
                                                                          ============    ============

Total return(B) ......................................................         (10.61%)         18.74%(C)
                                                                          ============    ============

Net assets at end of period (000's) ..................................    $      5,251    $      6,564
                                                                          ============    ============
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ..........................           1.50%           1.49%(D)

Ratio of net investment loss to average net assets ...................          (0.48%)         (0.11%)(D)

Portfolio turnover rate ..............................................            101%             42%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Total return excludes the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
======================================================================================================
                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------
                                                                              YEAR            YEAR
                                                                              ENDED           ENDED
                                                                            JUNE 30,        JUNE 30,
                                                                              2000           1999(A)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............................    $       9.30    $      10.00
                                                                          ------------    ------------
Income (loss) from investment operations:
    Net investment income ............................................            0.23            0.13
    Net realized and unrealized gains (losses) on investments ........            0.41           (0.70)
                                                                          ------------    ------------
Total from investment operations .....................................            0.64           (0.57)
                                                                          ------------    ------------
Less distributions:
    From net investment income .......................................           (0.23)          (0.13)
                                                                          ------------    ------------

Net asset value at end of period .....................................    $       9.71    $       9.30
                                                                          ============    ============

Total return(B) ......................................................           7.02%          (5.74%)(C)
                                                                          ============    ============

Net assets at end of period (000's) ..................................    $      6,684    $      8,284
                                                                          ============    ============
RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets, excluding dividends on
    securities sold short ............................................           1.95%           1.94%(D)
Expenses from dividends on securities sold short .....................           0.53%           0.36%(D)
                                                                          ------------    ------------
Ratio of net expenses to average net assets ..........................           2.48%           2.30%(D)
                                                                          ------------    ------------

Ratio of net investment income to average net assets .................           2.47%           2.31%(D)

Portfolio turnover rate ..............................................             90%             54%(D)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B)  Total return excludes the effect of applicable sales loads.
(C)  Not annualized.
(D)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  PERIOD
                                                                   ENDED
                                                                 JUNE 30,
                                                                  2000(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ....................    $      10.00
                                                               ------------
Income (loss) from investment operations:
    Net investment loss ...................................           (0.06)
    Net realized and unrealized gains on investments ......            3.71
                                                               ------------
Total from investment operations ..........................            3.65
                                                               ------------

Net asset value at end of period ..........................    $      13.65
                                                               ============

Total return(B) ...........................................          36.50%
                                                               ============

Net assets at end of period (000's) .......................    $      6,279
                                                               ============

RATIOS/SUPPLEMENTAL DATA:

Ratio of net expenses to average net assets ...............           1.49%(C)

Ratio of net investment loss to average net assets ........          (0.99%)(C)

Portfolio turnover rate ...................................             95%(C)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through June 30, 2000.
(B) Total return excludes the effect of applicable sales loads and is not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000
================================================================================
  Shares      COMMON STOCKS -- 46.1%                                   Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 3.7%
    15,000    Albemarle Corporation ............................   $    296,250
    65,900    Barrick Gold Corporation .........................      1,198,556
    15,500    Cabot Corporation ................................        422,375
    23,000    Georgia Pacific (The Timber Group) ...............        497,375
    30,500    Newmont Mining Corporation .......................        659,562
                                                                   ------------
                                                                      3,074,118
                                                                   ------------
              CONSUMER, CYCLICAL -- 3.0%
    12,000    Borg-Warner Automotive, Inc. .....................        421,500
     7,500    Dow Jones & Company, Inc. ........................        549,375
    20,000    Guess?, Inc.* ....................................        280,000
    10,000    Navistar International Corporation* ..............        310,625
    20,000    Ryan's Family Steak Houses* ......................        168,750
    15,000    Salton, Inc.* ....................................        553,125
     6,000    Sears Roebuck & Company ..........................        195,750
                                                                   ------------
                                                                      2,479,125
                                                                   ------------

              CONSUMER, NON-CYCLICAL -- 11.9%
    26,500    Agribrands International, Inc.* ..................      1,111,344
    33,000    Amgen, Inc.* .....................................      2,318,250
    14,500    Andrx Corporation* ...............................        926,867
    17,000    Bristol-Myers Squibb Company .....................        990,250
    34,000    Church & Dwight Company, Inc. ....................        612,000
    20,000    Darden Restaurants, Inc. .........................        325,000
    14,500    Datascope Corporation ............................        522,000
    18,500    Learning Tree International* .....................      1,133,125
    15,000    Michael Foods, Inc. ..............................        367,500
     9,000    Pfizer, Inc. .....................................        432,000
     3,000    Procter & Gamble Company .........................        171,750
     6,000    Schering-Plough Corporation ......................        303,000
    35,000    Supervalu, Inc. ..................................        667,188
                                                                   ------------
                                                                      9,880,274
                                                                   ------------

              ENERGY -- 5.5%
     6,000    Amerada Hess Corporation .........................        370,500
    10,000    El Paso Energy Corporation .......................        509,375
    20,000    Exxon Mobil Corporation ..........................      1,570,000
    14,000    Santa Fe International Corporation ...............        489,125
     6,000    Texaco, Inc. .....................................        319,500
    17,500    Tidewater, Inc. ..................................        630,000
    13,000    Transocean Sedco Forex, Inc. .....................        694,688
                                                                   ------------
                                                                      4,583,188
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Shares      COMMON STOCKS -- 46.1%                                  Value
--------------------------------------------------------------------------------
              FINANCE -- 3.1%
     3,750    Case Manhattan Corporation .......................   $    172,734
    16,000    Commerce Group, Inc. .............................        472,000
     7,000    Firstmerit Corporation ...........................        149,625
     2,800    Lehman Brothers Holdings .........................        264,775
     6,000    J.P. Morgan & Company ............................        660,750
     6,000    Morgan Stanley Dean Witter .......................        499,500
    10,000    Silicon Valley Bancshares* .......................        127,875
     3,000    Southwest Trust ..................................        226,250
                                                                   ------------
                                                                      2,573,509
                                                                   ------------

              INDUSTRIAL -- 6.4%
    19,500    American Standard Company* .......................        799,500
    33,000    CTS Corporation ..................................      1,485,000
    20,000    Donaldson Company, Inc. ..........................        395,000
     3,000    Dover Corporation ................................        121,687
     8,000    Millipore Corporation ............................        603,000
    25,000    Southdown, Inc. ..................................      1,443,750
     4,800    Technitrol, Inc. .................................        465,000
                                                                   ------------
                                                                      5,312,937
                                                                   ------------

              TECHNOLOGY -- 7.1%
    14,000    Infocus Corporation* .............................        450,625
    20,000    Intel Corporation ................................      2,673,750
     4,000    Keithley Instruments, Inc. .......................        348,500
     3,000    Logitech International S.A. ADR* .................        219,000
     5,800    Microsoft Corporation* ...........................        464,000
    18,500    Siliconix, Inc.* .................................      1,248,750
     2,000    Sybase* ..........................................        460,000
                                                                   ------------
                                                                      5,864,625
                                                                   ------------

              UTILITIES -- 5.4%
    24,000    Columbia Energy Group ............................      1,575,000
    25,500    Duke Energy Corporation ..........................      1,437,563
    55,400    Energen Corporation ..............................      1,208,413
     6,000    Public Service Enterprise ........................        207,750
                                                                   ------------
                                                                      4,428,726
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $28,597,670) ...........   $ 38,196,502
                                                                   ------------

================================================================================
Par Value     CORPORATE BONDS -- 5.3%                                 Value
--------------------------------------------------------------------------------
$  500,000    AT&T Corporation, 5.625%, 3/15/04 ................   $    470,441
   500,000    Firstar Bank, 7.80%, 7/5/10 ......................        499,460
 3,000,000    Tennessee Valley Authority, 6.00%, 9/24/02 .......      2,939,868
   500,000    Wal-Mart Stores, 6.55%, 8/10/04 ..................        493,421
                                                                   ------------
              TOTAL CORPORATE BONDS (Amortized Cost $4,488,955)    $  4,403,190
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
Par Value     U.S. GOVERNMENT & AGENCY BONDS --  45.6%                Value
--------------------------------------------------------------------------------
 2,000,000    U.S. Treasury Notes, 6.25%, 4/30/01 ..............   $  1,996,250
 3,000,000    U.S. Treasury Notes, 6.50%, 5/31/01 ..............      3,000,939
 2,000,000    U.S. Treasury Notes, 6.25%, 2/15/03 ..............      1,994,376
 7,500,000    U.S. Treasury Notes, 6.25%, 2/15/07 ..............      7,507,035
 5,000,000    U.S. Treasury Notes, 6.625%, 5/15/07 .............      5,103,125
 2,000,000    U.S. Treasury Notes, 6.00%, 8/15/09 ..............      1,983,750
 5,000,000    U.S. Treasury Notes, 6.125%, 11/25/27 ............        981,145
   500,000    U.S. Treasury Bonds, 10.375%, 11/15/09 ...........        572,969
 2,000,000    U.S. Treasury Bonds, 10.00%, 5/15/10 .............      2,290,000
 4,000,000    U.S. Treasury Bonds, 5.50%, 8/15/28 ..............      3,668,752
   350,000    Federal Farm Credit Bank, 7.70%, 4/25/07 .........        347,305
 2,000,000    Federal Farm Credit Bank, 5.95%, 3/16/09 .........      1,846,200
 2,000,000    Federal Home Loan Bank, 7.00%, 2/14/03 ...........      2,001,222
   700,000    Federal Home Loan Bank, 8.70%, 6/01/10 ...........        702,969
   750,000    Federal Home Loan Mortgage
                Corporation, 6.875%, 1/15/05 ...................        745,381
 3,000,000    Federal National Mortgage
                Association, 6.78%, 10/30/02 ...................      2,971,362
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
              (Amortized Cost $37,104,658) .....................   $ 37,712,780
                                                                   ------------

================================================================================
  Shares      SHORT TERM INVESTMENTS -- 3.1%                          Value
--------------------------------------------------------------------------------
 2,529,265    Firstar Stellar Treasury Fund (Cost $2,529,265) ..   $  2,529,265
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 100.1%
              (Amortized Cost $72,720,548) .....................   $ 82,841,737

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ..        (87,508)
                                                                   ------------

              NET ASSETS -- 100.0% .............................   $ 82,754,229
                                                                   ============

*    Non-income producing securities.
ADR  - American Depositary Receipt.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2000
================================================================================
  Shares      COMMON STOCKS-- 97.0%                                   Value
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 8.4%
     4,800    Albemarle Corporation ............................   $     94,800
     6,500    Georgia Gulf .....................................        135,281
     3,145    Mueller Industries, Inc.* ........................         88,060
     7,700    Pope & Talbot, Inc. ..............................        123,200
                                                                   ------------
                                                                        441,341
                                                                   ------------

              CONSUMER, CYCLICAL -- 18.5%
     8,950    Dollar Thrifty Automotive Group, Inc.* ...........        165,016
     5,860    The Dress Barn, Inc.* ............................        129,652
     6,800    LNR Property Corporation .........................        132,600
     4,250    NVR, Inc.* .......................................        242,250
     3,300    Timberland Company* ..............................        233,681
     5,200    Zomax, Inc.* .....................................         68,250
                                                                   ------------
                                                                        971,449
                                                                   ------------

              CONSUMER NON-CYCLICAL -- 16.3%
     2,800    Agribrands International, Inc.* ..................        117,425
    13,200    Applica, Inc.* ...................................        149,325
     7,100    Excel Technology, Inc.* ..........................        357,219
     3,800    Learning Tree International* .....................        232,750
                                                                   ------------
                                                                        856,719
                                                                   ------------

              ENERGY -- 6.6%
     5,800    Enterprise Products Partners .....................        130,500
     7,200    HS Resources, Inc.* ..............................        216,000
                                                                   ------------
                                                                        346,500
                                                                   ------------

              FINANCIAL -- 7.6%
     3,650    Affiliated Managers Group* .......................        166,075
     2,600    Renaissancere Holdings LT ........................        113,263
     6,800    WFS Financial, Inc.* .............................        117,300
                                                                   ------------
                                                                        396,638
                                                                   ------------

              INDUSTRIAL -- 9.3%
     8,190    Roadway Express, Inc. ............................        191,953
     3,000    Tecumseh Products Company - Class B ..............        123,562
     3,400    Texas Industries, Inc. ...........................         98,175
     5,170    Yellow Corporation* ..............................         76,258
                                                                   ------------
                                                                        489,948
                                                                   ------------
              TECHNOLOGY -- 26.2%
     2,100    Corsair Communications* ..........................         60,375
     7,700    ESS Technology* ..................................        111,650
     6,200    Graco, Inc. ......................................        201,500
     8,100    Hall Kinion & Associates* ........................        269,831
     5,450    Infocus Corporation* .............................        175,422
     1,600    Keithley Instruments, Inc. .......................        139,400
     3,950    Pericom Semiconductor Corporation* ...............        268,600
     8,200    Progress Software Corporation* ...................        147,088
                                                                   ------------
                                                                      1,373,866
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Shares      COMMON STOCKS -- 97.0% (Continued)                      Value
--------------------------------------------------------------------------------
              UTILITIES -- 4.1%
     9,300    El Paso Electric Company* ........................   $    104,044
     4,900    Northwest Natural Gas Company ....................        109,637
                                                                   ------------
                                                                        213,681
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $4,557,871) ............   $  5,090,142
                                                                   ------------

================================================================================
  Shares      SHORT TERM INVESTMENTS -- 3.8%                          Value
--------------------------------------------------------------------------------
   201,734    Firstar Stellar Treasury Fund (Cost $201,734) ....   $    201,734
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 100.8%
                (Cost $4,759,605) ..............................   $  5,291,876

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8)% ..        (40,683)
                                                                   ------------

              NET ASSETS -- 100.0% .............................   $  5,251,193
                                                                   ============

*    Non-income producing securities

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2000
================================================================================
  Shares      COMMON STOCKS -- 49.7%                                  Value
--------------------------------------------------------------------------------
              BASIC MATERIAL -- 1.7%
     3,000    Albemarle Corporation ............................   $     59,250
     2,000    Cabot Corporation ................................         54,500
                                                                   ------------
                                                                        113,750
                                                                   ------------

              CONSUMER, CYCLICAL -- 3.6%
     6,500    Darden Restaurants, Inc. .........................        105,625
     2,550    Navistar International Corporation* ..............         79,209
     1,600    Sears Roebuck & Company ..........................         52,200
                                                                   ------------
                                                                        237,034
                                                                   ------------

              CONSUMER, NON-CYCLICAL -- 12.6%
     1,600    Andrx Corporation* ...............................        102,275
     1,000    Coors (Aldolph) Company - Class B ................         60,500
     3,000    Elan Corporation PLC - ADR Rights ................          1,500
     5,000    IBP, Inc. ........................................         77,187
     2,500    IVAX Corporation* ................................        103,750
     1,500    Jones Pharma, Inc. ...............................         59,906
     2,000    Learning Tree International* .....................        122,500
     4,040    Michael Foods, Inc. ..............................         98,980
     1,500    Pepsico, Inc. ....................................         66,656
     1,000    Quaker Oats Company ..............................         75,125
     4,000    Supervalu, Inc. ..................................         76,250
                                                                   ------------
                                                                        844,629
                                                                   ------------

              ENERGY -- 4.9%
     1,000    Apache Corporation ...............................         58,813
     3,000    Ensco International, Inc. ........................        107,438
     3,000    Helmerich & Payne ................................        112,125
     1,400    Tidewater, Inc. ..................................         50,400
                                                                   ------------
                                                                        328,776
                                                                   ------------

              FINANCIAL -- 6.0%
     1,000    Citigroup, Inc. ..................................         60,250
     1,100    Marsh & McLennan Companies, Inc. .................        114,881
       750    J.P. Morgan & Company ............................         82,593
       600    National Western Life Insurance Company* .........         43,200
     2,300    T. Rowe Price Associates .........................         97,750
                                                                   ------------
                                                                        398,674
                                                                   ------------

              INDUSTRIAL -- 2.3%
     1,000    Dover Corporation ................................         40,563
       750    Technitrol, Inc. .................................         72,656
     1,050    Vishay Intertech., Inc.* .........................         39,834
                                                                   ------------
                                                                        153,053
                                                                   ------------

              TECHNOLOGY -- 18.6%
     1,700    America Online, Inc.* ............................         89,675
     1,600    Apple Computer, Inc.* ............................         83,800
     2,300    Corsair Communications* ..........................         66,125
     1,350    Cypress Semiconductors* ..........................         57,038
     1,400    Inet Technologies, Inc.* .........................         75,950
     3,000    Infocus Corporation* .............................         96,563

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Shares      COMMON STOCKS -- 49.7% (Continued)                      Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 18.6% (Continued)
       700    Intel Corporation ................................   $     93,581
     2,250    MedImmune, Inc.* .................................        166,500
     1,000    Merix Corporation* ...............................         47,000
     1,750    Nokia Corporation - ADR ..........................         87,391
     1,800    Polycom, Inc.* ...................................        169,369
       800    Sun Microsystems, Inc.* ..........................         72,750
     1,700    Xilinx, Inc.* ....................................        140,356
                                                                   ------------
                                                                      1,246,098
                                                                   ------------

              TOTAL COMMON STOCK (Cost $2,686,262) .............   $  3,322,014
                                                                   ------------

================================================================================
Par Value     U.S. GOVERNMENT & AGENCY BONDS -- 26.6%                 Value
--------------------------------------------------------------------------------
$1,000,000    Federal Home Loan Bank Discount Note, 7/17/00 ....   $    989,527
   500,000    Federal National Mortgage Association, 10/12/00 ..        488,625
   300,000    U.S. Treasury Bill, 8/3/00 .......................        298,569
                                                                   ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
                (Amortized Cost $1,786,360) ....................   $  1,776,721
                                                                   ------------

================================================================================
  Shares      SHORT TERM INVESTMENTS -- 4.5%                          Value
--------------------------------------------------------------------------------
   301,312    Firstar Stellar Treasury Fund (Cost $301,312) ....   $    301,312
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 80.8%
                (Amortized Cost $4,773,934) ....................   $  5,400,047

              SEGREGATED CASH WITH BROKERS -- 54.3% ............      3,632,451

              SECURITIES SOLD SHORT -- (35.9)%
                (Proceeds $2,888,995) ..........................     (2,400,420)

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% ....         52,094
                                                                   ------------

              NET ASSETS -- 100.0% .............................   $  6,684,172
                                                                   ============

*    Non-income producing securities.

ADR  - American Depositary Receipt.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2000
================================================================================
  Shares      COMMON STOCKS SOLD SHORT -- 35.9%                       Value
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 2.0%
     6,400    Lyondell Chemical Company ........................   $    107,200
     1,500    USX - US Steel Group, Inc. .......................         27,844
                                                                   ------------
                                                                        135,044
                                                                   ------------
              CONSUMER, CYCLICAL -- 3.9%
       500    Clear Channel Communications, Inc.* ..............         37,500
     4,000    Fox Entertainment Group* .........................        121,500
     3,000    Hearst-Argyle TV, Inc.* ..........................         58,500
     1,000    Lamar Advertising Company* .......................         43,312
                                                                   ------------
                                                                        260,812
                                                                   ------------

              CONSUMER, NON-CYCLICAL -- 6.8%
     2,000    Campbell Soup Company ............................         58,250
     1,500    Coca-Cola Company ................................         86,156
     2,600    Coca-Cola Enterprises, Inc. ......................         42,412
     1,600    Coulter Pharmaceuticals* .........................         32,800
     1,100    Enzon, Inc.* .....................................         46,750
     2,000    The Gillette Company .............................         69,875
     1,000    Seagram Company Ltd. .............................         58,000
     1,500    Starbucks Corporation* ...........................         57,281
                                                                   ------------
                                                                        451,524
                                                                   ------------

              ENERGY -- 2.1%
     3,000    Kinder Morgan, Inc. ..............................        103,687
     3,000    Pennzoil-Quaker State Company ....................         36,188
                                                                   ------------
                                                                        139,875
                                                                   ------------

              FINANCIAL -- 4.4%
     4,500    Amsouth Bancorp ..................................         70,875
     4,600    W.R. Berkley Corporation .........................         86,250
     2,500    E*Trade Group, Inc.* .............................         41,250
     4,300    Ohio Casualty Corporation ........................         45,688
       700    Progressive Corporation ..........................         51,800
                                                                   ------------
                                                                        295,863
                                                                   ------------

              INDUSTRIAL -- 2.7%
     5,500    Catelytica* ......................................         60,500
     1,800    Costar Group, Inc.* ..............................         45,112
     5,225    Norfolk Southern Corporation .....................         77,722
                                                                   ------------
                                                                        183,334
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
  Shares      COMMON STOCKS SOLD SHORT -- 35.9% (Continued)           Value
--------------------------------------------------------------------------------
              TECHNOLOGY -- 12.6%
       600    Allegiance Telecom Inc.* .........................   $     38,400
     2,100    Amazon.com, Inc.* ................................         76,256
     1,400    Ask Jeeves, Inc.* ................................         25,288
     2,000    Digital River, Inc.* .............................         15,375
     1,000    Global Crossing Ltd.* ............................         26,313
     1,600    Healtheon/WEBMD Corporation* .....................         23,700
     2,500    IGEN International, Inc.* ........................         41,406
     4,500    Imgram Micro Inc. - Class A* .....................         78,469
     1,500    Internap Network Services* .......................         62,273
     1,000    Kana Communications, Inc.* .......................         61,875
       600    Level 3 Communications* ..........................         52,800
     8,150    Loral Space & Communications Ltd.* ...............         56,541
     2,700    Network Peripherals, Inc.* .......................         45,225
     3,000    Probusiness Series, Inc.* ........................         79,688
     2,000    Psinet, Inc.* ....................................         50,250
     4,000    Storage Technology Corporation* ..................         43,750
     1,350    Ticketmaster Online-City* ........................         21,515
     2,000    Usinternetworking, Inc.* .........................         40,875
                                                                   ------------
                                                                        839,999
                                                                   ------------
              UTILITIES -- 1.4%
     3,000    Citizens Communications* .........................         51,750
     3,500    Global Telesystem, Inc.* .........................         42,219
                                                                   ------------
                                                                         93,969
                                                                   ------------

              TOTAL COMMON STOCKS SOLD SHORT
                (Proceeds $2,888,995) ..........................   $  2,400,420
                                                                   ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2000
================================================================================
  Shares      COMMON STOCK -- 94.7%                                   Value
--------------------------------------------------------------------------------
              CONSUMER, CYCLICAL -- 4.5%
     3,900    Dow Jones & Company, Inc. ........................   $    285,676
                                                                   ------------

              ENERGY -- 9.5%
     2,275    Amerada Hess Corporation .........................        140,481
     4,230    Apache Corporation ...............................        248,777
     3,450    Kerr-McGee Corporation ...........................        203,334
                                                                   ------------
                                                                        592,592
                                                                   ------------

              INDUSTRIAL -- 4.8%
     3,800    LSI Logic Corporation* ...........................        205,675
     1,300    Millipore Corporation ............................         97,988
                                                                   ------------
                                                                        303,663
                                                                   ------------

              TECHNOLOGY -- 75.9%
     3,000    ADC Telecommunications* ..........................        251,625
     3,050    Adobe Systems, Inc. ..............................        396,500
     4,030    America Online, Inc.* ............................        212,583
     3,900    Analog Devices* ..................................        296,400
     2,850    Applied Materials, Inc.* .........................        258,281
     2,600    Cisco Systems, Inc.* .............................        165,262
     6,200    EMC Corporation* .................................        477,013
     1,700    KLA - Tencor Corporation* ........................         99,556
     3,200    National Semiconductor* ..........................        181,600
     4,400    Network Appliance, Inc.* .........................        354,200
     2,000    Nortel Networks Corporation ......................        136,500
     5,600    Novellus Systems, Inc.* ..........................        316,750
     3,700    Oracle Corporation* ..............................        311,031
     1,700    Qualcomm, Inc.* ..................................        102,000
     5,600    Scientific-Atalanta, Inc. ........................        417,200
     2,825    Teradyne, Inc.* ..................................        207,638
     2,460    Texas Instruments ................................        168,971
     2,900    Xilinx, Inc.* ....................................        239,431
     1,350    Yahoo!, Inc.* ....................................        167,231
                                                                   ------------
                                                                      4,759,772
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $5,037,238) ............   $  5,941,703
                                                                   ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Shares      SHORT TERM INVESTMENTS -- 4.8%                          Value
--------------------------------------------------------------------------------
   303,200    Firstar Stellar Treasury Fund (Cost $303,200) ....   $    303,200
                                                                   ------------

              TOTAL INVESTMENT SECURITIES -- 99.5%
                (Cost $5,340,438)$ .............................      6,244,903

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ....         33,929
                                                                   ------------

              NET ASSETS -- 100.0% .............................   $  6,278,832
                                                                   ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2000
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth, income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in equity and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (The "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U. S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America ( "generally accepted accounting principles").

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to net asset value per share plus a sales load equal to 6.10% of net asset value (or 5.75% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when James Investment Research, Inc. determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-sized trading units of debt securities, without regard to sale or bid prices.

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. At June 30, 2000, the Funds had no such outstanding purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments and securities sold short as of June 30, 2000:

------------------------------------------------------------------------------------------------------------
                                             The Golden       The James        The James        The James
                                               Rainbow        Small Cap      Market Neutral   Large Cap Plus
                                                Fund             Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..........    $ 11,709,447     $    955,701     $  1,471,985     $  1,217,376
Gross unrealized depreciation ..........      (1,588,258)        (423,430)        (357,297)        (312,911)
                                            ------------     ------------     ------------     ------------
Net unrealized appreciation (depreciation)  $ 10,121,189     $    532,271     $  1,114,688     $    904,465
                                            ============     ============     ============     ============
Federal income tax cost ................    $ 72,720,548     $  4,759,605     $  2,440,661     $  5,340,438
                                            ============     ============     ============     ============
------------------------------------------------------------------------------------------------------------

As of June 30, 2000, The James Small Cap Fund and The James Market Neutral Fund have capital loss carryforwards for federal income tax purposes of $561,145 and $1,387,987, respectively, which expire in the year 2008. In addition, during the period from November 1, 1999 through June 30, 2000, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund had net realized capital losses of $303,537, $78,713 and $114,804, respectively, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

RECLASSIFICATION OF CAPITAL ACCOUNTS
The James Small Cap Fund and The James Large Cap Plus Fund had net investment losses of $22,875 and $27,001, respectively, for the period ended June 30, 2000 which have been reclassified to paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share. Permanent book to tax basis differences are not included in ending undistributed/distributions in excess of net investment income for purposes of calculating net investment income/loss per share in the financial highlights.

2.   SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term U.S. government obligations for The Golden Rainbow Fund for the year ended June 30, 2000 equaled $44,465,291 and $55,581,301, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the period ended June 30, 2000 equaled $28,298,275 and $41,793,268, respectively, for The Golden Rainbow Fund, $4,780,346 and $5,333,065, respectively, for The James Small Cap Fund, $3,028,558 and $4,590,371, respectively, for The James
Market Neutral Fund and $7,829,660 and $2,677,618, respectively, for The James Large Cap Plus Fund. For the year ended June 30, 2000, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $4,609,473 and $6,353,069, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of James or Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder services and transfer agent and accounting service agent for the Trust, or of IFS Fund Distributors, Inc. ("Underwriter"), the exclusive agent for the distribution of the Funds' shares.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James Investment Research, Inc. to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. James voluntarily agreed to waive a portion of its fee and/or reimburse fund expenses to the extent necessary to limit Fund expenses to 1.09% through June 26, 2000. Accordingly, James voluntarily waived $23,973 of management fees for the Fund during the year ended June 30, 2000. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The Small Cap Fund and The Large Cap Plus Fund and 1.70% of The Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The Small Cap Fund, The Market Neutral Fund and The Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, IFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at the annual rate of 0.10% of the average value of each Fund's respective daily net assets up to $25 million; 0.075% of such assets from $25 million to $50 million; and 0.05% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee of $3,000 from The Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund. In addition, IFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and IFS Fund Distributors (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $63, $435, $416 and $1,322 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, respectively. Additionally, the Distributor earned $193, $1,889 and $105 from broker commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund and The James Large Cap Plus Fund, respectively.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under each Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures. James agreed to limit the total operating expenses of The Golden Rainbow Fund to 1.09% of its average daily net assets through June 26, 2000. Accordingly, James voluntarily waived $119,017 of distribution expenses for The Golden Rainbow Fund during the year ended June 30, 2000.

4.   FEDERAL TAX INFORMATION (UNAUDITED)
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended June 30, 2000. On December 17, 1999, The Golden Rainbow Fund declared and paid a long-term capital gain distribution of $1.0412 per share and a short-term capital gain distribution of $0.0046 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 2000 calendar year early in 2001.

INDEPENDENT AUDITORS' REPORT
================================================================================

To the Trustees and Shareholders of The James Advantage Funds:

We have audited the accompanying statements of assets and liabilities of The James Advantage Funds, including The Golden Rainbow Fund, The James Small Cap
Fund, The James Market Neutral Fund and The James Large Cap Plus Fund (the "Funds"), including the schedules of investments and securities sold short, as of June 30, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dayton, Ohio
August 11, 2000

32